Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Shareholders' Equity
Shareholders' Equity

8.             Shareholders' Equity

During 2011, dividends were paid at $25.00 per share to shareholders of record as of March 1, 2011 and June 15, 2011. During 2010, dividends were paid at $25.00 per share to shareholders of record effective March 15, 2010 and June 15, 2010.

12.          Shareholders' Equity

During March 2008, the Company issued 100 shares of common stock to one employee.  During January 2009, the Company issued 50 shares of common stock to two employees.  During September 2009, the Company issued 4,711 shares of common stock to two third-party entities that withdrew their interests from a limited liability company that the Company previously participated in.  The two third-party entities exchanged their reserve values for ownership in the Company.  During December 2009, the Company purchased 160 shares of its common stock for $431,000 from individual shareholders who desired to liquidate their investments in the Company.  The Company did not repurchase any shares during the year ended December 31, 2010.

During 2010, dividends were paid at $25.00 per share to shareholders of record effective March 15, 2010, June 15, 2010, September 1, 2010 and December 15, 2010.  During 2009, dividends were paid at $25.00 per share to shareholders of record effective March 1, 2009, June 15, 2009, September 15, 2009 and December 21, 2009.  During 2008, dividends were paid at $25.00 per share to shareholders of record effective March 12, 2008, June 20, 2008, September 15, 2008 and December 5, 2008.